Bank Loans and Notes Payable - Summary of Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 MXN ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 114,016				$ 126,228
Current portion of long term debt	(12,269)	[1]	$ (651)	[2]	$ (11,238)
Interest rate					0.40%
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	9,864				$ 10,731
Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt					5
Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	3,935				2,436
Long-term debt	14,336				20,823
Current portion of long term debt	(12,269)				(11,238)
Non-current portion of long-term debt	101,747				114,990
Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	99,680				105,405
Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	12,269
Less than 1 year [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	3,935
Long-term debt	1,739
Less than 1 year [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,530
1-2 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,718
1-2 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	752
1-2 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,966
2-3 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,658
2-3 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,140
2-3 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	518
3-4 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	51,796
3-4 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	338
3-4 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	51,458
4-5 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	471
4-5 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	9
4-5 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	462
Later than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	42,104
Later than 5 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	9,358
Later than 5 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 32,746
U S dollar [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.60%		3.60%
U S dollar [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt					$ 4,025
Interest rate					3.30%
U S dollar [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 2,185
Interest rate	2.60%		2.60%
U S dollar [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 1,038
U S dollar [member] | Fixed rate debt [member] | Capital leases [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt					$ 10
Interest rate					3.30%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 37,575				$ 39,204
Interest rate	4.50%		4.50%		4.50%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings promissory note [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt					$ 4,652
Interest rate					0.40%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2023) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5,593				$ 5,849
Interest rate	2.90%		2.90%		2.90%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2043) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 12,943				$ 13,504
Interest rate	4.40%		4.40%		4.40%
U S dollar [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 439
Interest rate	3.60%		3.60%
U S dollar [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 1,038
Interest rate	2.60%		2.60%
U S dollar [member] | Less than 1 year [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 9,421
Interest rate	4.60%		4.60%
U S dollar [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 437
Interest rate	3.60%		3.60%
U S dollar [member] | 2-3 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 437
Interest rate	3.60%		3.60%
U S dollar [member] | 3-4 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 436
Interest rate	3.60%		3.60%
U S dollar [member] | 3-4 years [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 16,840
Interest rate	3.90%		3.90%
U S dollar [member] | 3-4 years [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2023) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5,593
U S dollar [member] | 4-5 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 436
Interest rate	3.60%		3.60%
U S dollar [member] | Later than 5 years [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 11,314
Interest rate	5.30%		5.30%
U S dollar [member] | Later than 5 years [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2043) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 12,943
Mexican peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 9,864				$ 10,731
Interest rate	8.40%		8.40%		8.60%
Mexican peso [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,459				$ 1,497
Interest rate	8.00%		8.00%		8.60%
Mexican peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 100				$ 450
Interest rate	7.90%		7.90%		9.20%
Mexican peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 115				$ 77
Interest rate	9.30%		9.30%		6.40%
Mexican peso [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 18,484				$ 18,481
Interest rate	6.90%		6.90%		6.90%
Mexican peso [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 263
Interest rate	8.50%		8.50%
Mexican peso [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 100
Interest rate	7.90%		7.90%
Mexican peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 49
Interest rate	8.20%		8.20%
Mexican peso [member] | 1-2 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 119
Interest rate	9.00%		9.00%
Mexican peso [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 31
Interest rate	9.30%		9.30%
Mexican peso [member] | 1-2 years [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 2,499
Interest rate	8.30%		8.30%
Mexican peso [member] | 2-3 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.00%		8.00%
Mexican peso [member] | 2-3 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 81
Interest rate	8.90%		8.90%
Mexican peso [member] | 2-3 years [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,459
Mexican peso [member] | 2-3 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 20
Interest rate	11.00%		11.00%
Mexican peso [member] | 3-4 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 34
Interest rate	9.00%		9.00%
Mexican peso [member] | 3-4 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 12
Interest rate	11.00%		11.00%
Mexican peso [member] | 3-4 years [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 7,496
Interest rate	5.50%		5.50%
Mexican peso [member] | 4-5 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 9
Interest rate	9.50%		9.50%
Mexican peso [member] | 4-5 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 3
Interest rate	11.00%		11.00%
Mexican peso [member] | Later than 5 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 9,358
Interest rate	8.20%		8.20%
Mexican peso [member] | Later than 5 years [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 8,489
Interest rate	7.90%		7.90%
Brazilian reais [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 242
Interest rate	7.80%		7.80%		9.50%
Brazilian reais [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 242				$ 505
Interest rate	9.40%		9.40%
Brazilian reais [member] | Variable rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt					5
Brazilian reais [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 399
Brazilian reais [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 434				$ 545
Interest rate	7.30%		7.30%		6.00%
Brazilian reais [member] | Less than 1 year [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 184
Interest rate	7.80%		7.80%
Brazilian reais [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 399
Brazilian reais [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 118
Interest rate	5.90%		5.90%
Brazilian reais [member] | 1-2 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 52
Interest rate	7.80%		7.80%
Brazilian reais [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 197
Interest rate	8.80%		8.80%
Brazilian reais [member] | 2-3 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6
Interest rate	7.80%		7.80%
Brazilian reais [member] | 2-3 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 61
Interest rate	6.10%		6.10%
Brazilian reais [member] | 3-4 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 35
Interest rate	6.40%		6.40%
Brazilian reais [member] | 4-5 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 23
Interest rate	6.60%		6.60%
Colombian peso [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.70%		5.70%		5.70%
Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 422				$ 848
Interest rate	4.70%		4.70%		5.60%
Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 431				$ 454
Colombian peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.10%		5.10%
Colombian peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 769
Colombian peso [member] | Less than 1 year [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 417
Interest rate	5.70%		5.70%
Colombian peso [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 431
Colombian peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.10%		5.10%
Colombian peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 769
Colombian peso [member] | 1-2 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 4
Interest rate	6.80%		6.80%
Colombian peso [member] | 2-3 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1
Interest rate	6.80%		6.80%
Chilean peso [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.10%		4.10%		4.10%
Chilean peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 2,349				$ 3,212
Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.60%		2.60%		3.20%
Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 977				$ 594
Chilean peso [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 40
Interest rate	3.40%		3.40%
Chilean peso [member] | Less than 1 year [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 875
Interest rate	3.90%		3.90%
Chilean peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.60%		2.60%
Chilean peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 977
Chilean peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 26
Interest rate	3.50%		3.50%
Chilean peso [member] | 1-2 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 577
Interest rate	4.00%		4.00%
Chilean peso [member] | 1-2 years [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 14
Interest rate	3.20%		3.20%
Chilean peso [member] | 2-3 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 593
Interest rate	4.30%		4.30%
Chilean peso [member] | 3-4 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 304
Interest rate	4.10%		4.10%
Argentine peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	54.30%		54.30%
Argentine peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 32
Argentine peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	63.50%		63.50%		36.80%
Argentine peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 126				$ 157
Argentine peso [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 32
Argentine peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	63.50%		63.50%
Argentine peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 126
Uruguayan peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,265				$ 573
Interest rate	5.80%		5.80%		10.20%
Uruguayan peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 63				$ 771
Interest rate	11.60%		11.60%		10.00%
Uruguayan peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 477
Interest rate	10.20%		10.20%
Uruguayan peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 63
Interest rate	11.60%		11.60%
Uruguayan peso [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 788
Interest rate	9.90%		9.90%
Euro [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 21,046				$ 22,439
Euro [member] | Fixed rate debt [member] | Senior unsecured notes [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.70%		1.70%		1.70%
Euro [member] | 3-4 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 21,046
Fair value [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	120,103
Fair value [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	3,935
Long-term debt	14,261
Fair value [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	9,864
Fair value [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	105,842
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,185
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	1,038
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	41,231
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2023) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	5,715
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2043) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	14,611
Fair value [member] | Mexican peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	9,864
Fair value [member] | Mexican peso [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,385
Fair value [member] | Mexican peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	100
Fair value [member] | Mexican peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	116
Fair value [member] | Mexican peso [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	18,066
Fair value [member] | Brazilian reais [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	242
Fair value [member] | Brazilian reais [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	242
Fair value [member] | Brazilian reais [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	399
Fair value [member] | Brazilian reais [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	434
Fair value [member] | Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	422
Fair value [member] | Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	431
Fair value [member] | Colombian peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	769
Fair value [member] | Chilean peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,348
Fair value [member] | Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	977
Fair value [member] | Chilean peso [member] | Fixed rate debt [member] | Long term borrowings capital lease [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	39
Fair value [member] | Argentine peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	32
Fair value [member] | Argentine peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	126
Fair value [member] | Uruguayan peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,265
Fair value [member] | Uruguayan peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	63
Fair value [member] | Euro [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 22,181

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3